Shareholder Report, Holdings (Details) - C000153333	Apr. 30, 2025
74347R842 | ProShares Ultra Russell2000
Holdings [Line Items]
Percent of Net Asset Value	99.00%
31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	0.70%
316175504 | Fidelity Treasury Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Equities74347R842
Holdings [Line Items]
Percent of Total Investments	99.00%
Cash & Equivalent316175504
Holdings [Line Items]
Percent of Total Investments	1.00%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Equity
Holdings [Line Items]
Percent of Net Asset Value	99.00%